Chapter 11 - Emergence and New Seadrill Equity Allocation Table (Details) - Subsequent Event	Feb. 22, 2022
Reorganization, Chapter 11 [Line Items]
Pre-confirmation voting share holders, percentage of voting shares upon emergence	50.00%
Percentage of common stock issued	100.00%
Class 4 Credit Agreement Claimants
Reorganization, Chapter 11 [Line Items]
Percentage of common stock issued	83.00%
Rights Offering Participants,
Reorganization, Chapter 11 [Line Items]
Percentage of common stock issued	12.50%
Backstop Parties
Reorganization, Chapter 11 [Line Items]
Percentage of common stock issued	4.25%
Class 9 predecessor shareholders
Reorganization, Chapter 11 [Line Items]
Percentage of common stock issued	0.25%